United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	August 7, 2008

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	111

Form 13F Information Table Value Total:	$153,982,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      863    15665 SH       Sole                    14415              1250
Alcoa Inc.                     COM              013817101      385    10800 SH       Sole                    10650               150
AllianceBernstein Holdings LP  COM              01881g106     1310    23950 SH       Sole                    17100              6850
Alpine Total Dynamic Fd        COM              021060108      186    12500 SH       Sole                    12500
American Express               COM              025816109      889    23600 SH       Sole                    23000               600
American Intl Group            COM              026874107      683    25800 SH       Sole                    24700              1100
BHP Billiton Ltd               COM              088606108     1278    15000 SH       Sole                    15000
BP PLC                         COM              055622104     2431    34940 SH       Sole                    34940
Berkshire Hathaway Inc. Cl B   COM              084670207     2732      681 SH       Sole                      622                59
Boeing Co.                     COM              097023105      474     7218 SH       Sole                     7218
Bristol-Myers Squibb           COM              110122108      649    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     5008   153897 SH       Sole                   138335             15562
Brookfield Infrastru Prtnrs LP COM              g16252102     1750    89271 SH       Sole                    83460              5811
Burlington Northern Santa Fe   COM              12189t104      934     9350 SH       Sole                     8600               750
CME Group Inc Cl A             COM              167760107      383     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      708    17888 SH       Sole                    17304               584
CapitalSource Inc.             COM              14055X102     1042    94008 SH       Sole                    83808             10200
Cardinal Health                COM              14149Y108      212     4119 SH       Sole                     3753               366
Charles Schwab                 COM              808513105    10516   511962 SH       Sole                   374732            137230
Chevron Corp.                  COM              166751107     2716    27400 SH       Sole                    27400
CitiGroup Inc.                 COM              172967101     2281   136071 SH       Sole                   106356             29715
Coca Cola Co.                  COM              191216100     1242    23900 SH       Sole                    20900              3000
Colgate-Palmolive              COM              194162103      361     5225 SH       Sole                     5225
Comcast Cl A Special           COM              200300200     1571    83737 SH       Sole                    77212              6525
Comcast Corp. Cl A             COM              20030N101      318    16781 SH       Sole                    11536              5245
ConocoPhillips                 COM              20825C104     3019    31987 SH       Sole                    31987
Copano Energy, LLC             COM              217202100     1878    55641 SH       Sole                    51991              3650
Crystal River Capital          COM              229393301      424   115825 SH       Sole                   100275             15550
Deere & Co.                    COM              244199105      866    12000 SH       Sole                    12000
Discovery Hldg Ser A           COM              25468y107      283    12895 SH       Sole                    11030              1865
Duke Energy Corp.              COM              26441c105      271    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      344    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      568    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250x103     2410    47107 SH       Sole                    43256              3851
Enstar Group LTD               COM              G3075P101      407     4650 SH       Sole                     4350               300
Ethan Allen Interiors          COM              297602104      258    10468 SH       Sole                    10468
Evergreen Global Div FD        COM              30024H101      189    12500 SH       Sole                    12500
Exxon Mobil Corp               COM              30231G102     5749    65238 SH       Sole                    61463              3775
FPL Group Inc.                 COM              302571104      930    14182 SH       Sole                    14182
First Nat'l Bank Nebraska      COM              335720108     4964      950 SH       Sole                      950
Forest City Ent. CL A          COM              345550107      287     8900 SH       Sole                     7350              1550
General Electric               COM              369604103     3797   142247 SH       Sole                   132047             10200
HSBC Holdings PLC              COM              404280406     1779    23200 SH       Sole                    23200
Hess Corp.                     COM              42809h107     1978    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107      905    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      667    10525 SH       Sole                     9650               875
Icici Bank LTD                 COM              45104G104      835    29050 SH       Sole                    29050
Intl Bus Machines              COM              459200101      351     2958 SH       Sole                     2958
Johnson & Johnson              COM              478160104    11924   185335 SH       Sole                   185335
Kinder Morgan Energy Partners  COM              494550106      557    10000 SH       Sole                    10000
Leucadia Natl Corp.            COM              527288104     5154   109798 SH       Sole                   100648              9150
Level 3 Communications         COM              52729N100      105    35500 SH       Sole                    35500
Liberty Global Cl A            COM              530555101      932    29658 SH       Sole                    26526              3132
Liberty Global Ser C           COM              530555309     1312    43209 SH       Sole                    37527              5682
Liberty Media Ent A            COM              53071M500      885    36544 SH       Sole                    30096              6448
Liberty Media Hldg             COM              53071m104      625    42324 SH       Sole                    36191              6133
Magellan Midstream Holdings LP COM              55907r108      723    32125 SH       Sole                    24525              7600
Magellan Midstream Ptnrs LP    COM              559080106     2192    61600 SH       Sole                    61600
Manulife Financial Corp.       COM              56501r106      417    12000 SH       Sole                                      12000
Markwest Energy Ptnr LP        COM              570759100     1274    35750 SH       Sole                    28700              7050
Marriott Intl. Inc.            COM              571903202     1312    50000 SH       Sole                    50000
Martin Marietta Mtrl           COM              573284106      689     6650 SH       Sole                     5875               775
McDonald's Corp.               COM              580135101      211     3750 SH       Sole                     3350               400
Merck & Co.                    COM              589331107     5390   143000 SH       Sole                   142000              1000
Microsoft Corp.                COM              594918104      750    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101     1138     9000 SH       Sole                     9000
Montpelier Re Holdings LTD     COM              G62185106      649    44000 SH       Sole                    39850              4150
Nacco Inds Inc. CL A           COM              652957910      899    12085 SH       Sole                    11025              1060
National Aust Bank             COM              632525408      585    23000 SH       Sole                    23000
New York Times Cl A            COM              650111107      169    11000 SH       Sole                    11000
News Corp LTD Cl A             COM              65248e104     2215   147286 SH       Sole                   135836             11450
Nokia Corp. Spon ADR           COM              654902209      253    10325 SH       Sole                    10000               325
Nuveen Govt Income Fund        COM              67090N109      224    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     2331    41700 SH       Sole                    36700              5000
Pfizer Inc.                    COM              717081103      658    37655 SH       Sole                    30305              7350
Plum Creek Timber              COM              729251108      290     6800 SH       Sole                     6800
Procter & Gamble Co            COM              742718109      280     4600 SH       Sole                      700              3900
Rayonier Inc                   COM              754907103     3010    70887 SH       Sole                    68637              2250
Reis, Inc                      COM              950240101       55    10000 SH       Sole                     7500              2500
Royal Dutch Shell              COM              780259206     1610    19700 SH       Sole                    19700
Safeco Corp.                   COM              786429100     1313    19550 SH       Sole                    17050              2500
Shaw Communications            COM              82082k200      326    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      741    25800 SH       Sole                    25800
St. Joe Co                     COM              790148100     1740    50700 SH       Sole                    46250              4450
Suncor Energy Inc.             COM              867229106      523     9000 SH       Sole                     9000
Texas Instruments              COM              882508104     1352    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      847    22379 SH       Sole                     6644             15735
The Goldman Sachs Group Inc    COM              38141g104      630     3600 SH       Sole                     3500               100
Time Warner Inc.               COM              887315109      193    13021 SH       Sole                    12671               350
Toronto-Dominion Bank          COM              891160509      490     7869 SH       Sole                     7869
Travelers Companies Inc.       COM              792860108      289     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     1801    60900 SH       Sole                    51675              9225
U.S. Bancorp                   COM              902973304     2191    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      227    10150 SH       Sole                     5950              4200
VistaPrint Limited             COM              G93762204     6955   259893 SH       Sole                   259893
Vodafone Group Plc             COM              92857W209      226     7655 SH       Sole                     4375              3280
W.P. Carey & Co LLC            COM              92930Y107     2601    90600 SH       Sole                    85175              5425
Walt Disney Co.                COM              254687106     1139    36505 SH       Sole                    31705              4800
Waste Management               COM              94106L109      508    13475 SH       Sole                    12475              1000
Wells Fargo & Co.              COM              949746101     2233    94000 SH       Sole                    78000             16000
Westpac Banking Corp (ADR)     COM              961214301      429     4500 SH       Sole                     4500
White Mountains Insurance Grou COM              G9618E107      958     2232 SH       Sole                     1892               340
Williams Companies             COM              969457100      633    15700 SH       Sole                    13600              2100
Wyeth                          COM              026609107     1036    21600 SH       Sole                    21600
Zimmer Holdings Inc.           COM              98956p102      338     4960 SH       Sole                     4960
Fidelity Asset Manager 50%     MUT              316069103      182 12652.5100 SH     Sole               12652.5100
Longleaf Partners Internationa MUT              543069405      308 17889.7700 SH     Sole               13945.3520         3944.4180
Mutual Discovery Fd            MUT              628380404      290 9926.7800 SH      Sole                9926.7800
Putnam Health Sciences Trust   MUT              746778109      260 5323.5860 SH      Sole                                  5323.5860
T Rowe Price Growth Stock Fd I MUT              741479109      213 7016.9150 SH      Sole                7016.9150
Vanguard U.S. Value Fund       MUT              922020201      118 10224.6540 SH     Sole                                 10224.6540
REPORT SUMMARY		     111 DATA RECORDS	            153982      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED